Digital Assets - Evernorth - Annual	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Digital Assets	Digital Assets
In connection with the Subscription Agreements executed in contemplation of the BCA (Note 1), investors party to the Subscription Agreements (collective, the “Subscribers”) contributed either XRP directly or contributed cash that the Company is contractually required to use to purchase XRP (collectively, “Custody XRP.”) Custody XRP is deposited into a custodial wallet maintained and controlled by Evernorth and is subjected to contractual restriction where it may not be sold, transferred, pledged, or otherwise encumbered until the completion of Proposed Business Combination. The following table presents the changes in the carrying value of the Company’s digital assets:

Balance at August 29, 2025 and September 30, 2025	$—
Additions	846,575,043
Impairment	(233,650,642)
Ending balance at December 31, 2025	$612,924,401
The following table presents the cost basis of XRP based on the lot of XRP received:

XRP Contribution (Units)	Cost Basis
50,000,001	$124,800,002
199,999	484,598
211,619,196	507,039,594
99,900	250,849
84,365,876	214,000,000
346,284,972	$846,575,043
As of September 30, 2025, the Company did not hold any digital assets
Digital Assets
In connection with the Subscription Agreements executed in contemplation of the BCA (Note 1), investors party to the Subscription Agreements (collective, the “Subscribers”) contributed either XRP directly or contributed cash that the Company is contractually required to use to purchase XRP (collectively, “Custody XRP.”) Custody
XRP is deposited into a custodial wallet maintained and controlled by Evernorth and is subjected to contractual restriction where it may not be sold, transferred, pledged, or otherwise encumbered until the completion of Proposed Business Combination. The following table presents the changes in the carrying value of the Company’s digital assets:

Balance at January 1, 2026	$612,924,401
Additions	—
Impairment	(264,146,097)
Ending balance at June 30, 2026	$348,778,304
The following table presents the cost basis of XRP based on the lot of XRP received:

XRP Contribution (Units)	Historical Cost
50,000,001	$124,800,002
199,999	484,598
211,619,196	507,039,594
99,900	250,849
84,365,876	214,000,000
346,284,972	$846,575,043